Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities:
Net (loss) income	$ (1,711,607)	$ 1,792,718		$ 2,679,880	$ 4,310,769		$ (1,067,296)
Net loss
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(229)	(639,954)			(719,646)		(4,249,828)
Forgiveness of accounts payable					(3,298,207)
Change in fair value of warrant liability	1,481,087	(2,184,000)		(419,500)	(1,906,250)		1,433,250
Amortization of debt discount on convertible promissory note		31,428		220,000	220,000
Change in fair value of conversion option liability		10,000		(220,000)	(220,000)
Deferred tax benefit	(61,278)						(1,764)
Changes in operating assets and liabilities:
Prepaid expenses	(32,917)	(42,375)			(157,483)		87,083
Prepaid income taxes		74,625			118,792		31,964
Accounts payable and accrued expenses	58,776	723,170			787,586		2,341,799
Net cash used in operating activities	(266,168)	(234,388)			(864,439)		(1,424,792)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(62,500)	(1,698,862)			(1,698,862)		(566,288)
Cash withdrawn from Trust Account for redemption of common stock		136,283,492			184,776,163		11,583,473
Cash withdrawn from Trust Account for franchise taxes and income taxes		40,050			326,352		836,205
Net cash (used in) provided by investing activities	(62,500)	134,624,680			183,403,653		11,853,390
Cash flows from financing activities:
Proceeds from promissory note							566,268
Proceeds from issuance of promissory notes to related parties	235,000	1,000,000			1,225,000
Redemption of common stock		(136,283,492)			(184,776,163)		(11,583,473)
Amounts returned to Trust Account for excess redemptions previously withdrawn	62,500
Payment of offering costs							(8,640)
Net cash provided by financing activities	297,500	(135,283,492)			(183,551,163)		(11,025,845)
Increase in cash and cash equivalents	(31,168)	(893,200)			(1,011,949)		(597,247)
Cash and cash equivalents beginning of period	49,202	1,061,151	49,202	1,061,151	1,061,151		1,658,398
Cash and cash equivalents end of period	18,034	167,951			49,202		1,061,151
Supplemental cash flow information:
Income tax payments					125,701		525,000
Supplemental disclosure of non-cash investing and financing activities:
Issuance of warrants in connection with conversion of promissory note	566,288				10,767,828		(1,067,296)
Waiver of a portion of deferred underwriting fee payable	4,750,000				250,000
Change in value of common stock subject to possible redemption		(349,857)			(10,767,828)		1,067,296
Due to stockholders for redemption of common stock		40,000,000
Ensysce Biosciences, Inc [Member]
Cash flows from operating activities:
Net (loss) income			(1,883,275)	(1,727,745)
Net loss			(1,909,303)	(1,729,721)	(160,875)	[1]	(10,102,280)	[1]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation			101	100	201		201
Accrued interest			312,197	171,507	381,886		292,260
Accretion of discounts on promissory notes			945,969	359,857	613,610		666,689
Change in fair value of embedded derivative			(673,314)	1,083,174	(2,447,908)		575,087
Stock-based compensation			80,193	68,551	178,679		6,035,433
Lease cost			(1,177)		1,962
Loss on extinguishment of debt			347,566
Amortization of debt discount on convertible promissory note			945,969	359,857
Changes in operating assets and liabilities:
Accounts receivable					173,552		(173,552)
Unbilled receivable			(75,354)	173,552
Prepaid expenses and other assets			103,245	(1,299,728)	(25,401)		70,332
Accounts payable			347,420	826,563	1,183,820		372,928
Accrued expenses and other liabilities			(127,004)	(214,428)	(1,146,868)		1,327,639
Net cash used in operating activities			(649,461)	(560,573)	(1,247,342)		(935,263)
Cash flows from financing activities:
Proceeds from promissory note					700,000		400,000
Proceeds from issuance of promissory notes to related parties			350,000		400,000		100,000
Contribution from noncontrolling interest				20	20
Proceeds from exercise of stock options			262,862
Proceeds from issuance of convertible notes			50,000	800,000
Proceeds from issuance of common stock for business combination			7,804,167
Net cash provided by financing activities			8,467,029	800,020	1,100,020		500,000
Increase in cash and cash equivalents			7,817,568	239,447	(147,322)		(435,263)
Cash and cash equivalents beginning of period	$ 194,214	$ 341,536	194,214	341,536	341,536		776,799
Cash and cash equivalents end of period			8,011,782	580,983	194,214		341,536
Supplemental cash flow information:
Income tax payments			1,600	1,600	1,600		1,600
Supplemental disclosure of non-cash investing and financing activities:
Adoption of ASC 842					25,500
Fair value of embedded derivative at issuance				414,323	$ 471,823		$ 414,188
Settlement of Convertible Notes into common stock			5,696,703
Deferred transaction costs for business combination offset against additional paid-in capital			1,200,412
Net assets acquired from LACQ			$ 1,068,950

[1]	Retroactively restated for the merger as described in Note 12